Black-Scholes Option Pricing Model Used in Estimation of Fair Value of Option (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate of return			1.94%
Risk-free interest rate of return, minimum	0.89%	1.09%
Risk-free interest rate of return, maximum		1.43%
Volatility, minimum	57.40%	55.30%	57.00%
Volatility, maximum		58.90%	61.20%
Dividend yield
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term	6 years 1 month 6 days	5 years	5 years 3 months 18 days
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term		10 years	10 years